INCOME TAX EXPENSES - Schedule of Income Tax Expense (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Profit before income tax expenses	$ 249,551,803	$ 37,930,619	$ 74,614,930
Income tax rate	35.00%	35.00%	35.00%
Income tax at the statutory tax rate	$ (87,343,131)	$ (13,275,717)	$ (26,115,225)
Adjustments for calculation of the effective income tax:
Recovery of tax losses / Unrecognized tax losses	437,159	2,315,390	(30,412,067)
Effects of inflation adjustments for accounting and tax purposes	(8,905,680)	(6,487,215)	(5,600,663)
Other non-taxable income or non-deductible expense, net	(113,636)	597,582	(233,949)
Total income tax	(95,925,288)	(16,849,960)	(62,361,904)
Income tax
Current	(66,450,217)	(8,296,615)	(27,835,209)
Deferred	(29,475,071)	(8,553,345)	(34,526,695)
Total income tax	$ (95,925,288)	$ (16,849,960)	$ (62,361,904)